New York Life Insurance Company

51 Madison Avenue

New York, NY 10010

Bus:  212-576-7786 Fax: 212-576-7101

E-mail: Jennifer_Newman@newyorklife.com

www.newyorklife.com

Jennifer M. Newman

Associate General Counsel

VIA EDGAR

May 4, 2015

Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Re:	New York Life Insurance and Annuity Corporation

Variable Universal Life Separate Account – I

File No. 333-190312

Commissioners:

On behalf of the above-captioned registrant (the “Registrant”), I hereby certify, pursuant to Rule 497(j) under the Securities Act of 1933, as amended, that: (i) the form of Prospectus and Statement of Additional Information that the Registrant would have filed pursuant to Rule 497(c) would not have differed from that contained in Post-Effective Amendment No. 2 on Form N-6 that was filed by the Registrant on April 15, 2015 (the “Amendment”); and (ii) the text of the Amendment was filed electronically on April 15, 2015.

If you have any questions regarding this submission, please contact the undersigned at (212) 576-7786.

Very truly yours,

/s/ Jennifer M. Newman
Jennifer M. Newman
Associate General Counsel